Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 37,201	$ 37,232
Less accumulated depreciation	(24,444)	(23,489)
Net premises and equipment	12,757	13,743
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19,838	19,956
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,079	15,051
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,284	$ 2,225